Related Party Transactions (Details) - USD ($)									1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 08, 2024	Dec. 31, 2023	Nov. 12, 2023	Dec. 14, 2021	Dec. 09, 2021	Mar. 30, 2021	Oct. 31, 2020	Jan. 01, 2019	Nov. 30, 2021	Jul. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Nov. 09, 2023	Oct. 10, 2023	Sep. 10, 2023
Related Party Transactions [Line Items]
Monthly payment											$ 7,500,000
Research and development expenses											15,000	$ 15,000
Sponsor fee					$ 20,000
Due to related parties					540,000
Founder shares value issued											43,365,000
Share issued (in Shares)	588,235
Stock based compensation											$ 16,600,000
Private placement warrant price (in Dollars per share)											$ 18
Related Party [Member]
Related Party Transactions [Line Items]
Sponsor contributed amount											$ 1,440,000
Lease Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable		2,000									0		2,000
Consultancy Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable											10,000	10,000
Monthly payment								$ 20,000
General and administrative expenses											60,000	60,000
Office Services Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable											$ 2,500	$ 2,500
Monthly payment							$ 5,000
XPDB [Member]
Related Party Transactions [Line Items]
Sponsor contributed amount		$ 900,000
Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Sponsor contributed amount													900,000
Price per shares (in Dollars per share)															$ 10.1
Stock based compensation													$ 516,000	$ 516,000
Percentage of founder shares													75.00%
Loan borrowed value				$ 115,000
Working capital loans													$ 1,500,000
Sponsor contributed amount																$ 300,000	$ 300,000	$ 300,000
Capital raised transactions percentage			2.00%
Expense incurred			50.00%
Power & Digital Infrastructure Acquisition II Corp. [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)		$ 1											$ 1
Power & Digital Infrastructure Acquisition II Corp. [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Payment to affiliates					$ 20,000
Accrued expenses		$ 500,000											$ 500,000	260,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares value issued						$ 25,000
Transferred shares (in Shares)										30,000
Aggregate fair value													4,700,000
Aggregate to cover expenses						$ 300,000
Power & Digital Infrastructure Acquisition II Corp. [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Sponsor fee													25,000
Forfeited shares (in Shares)				937,500		937,500
Power & Digital Infrastructure Acquisition II Corp. [Member] | Related Party [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses													$ 240,000	$ 240,000
Independent Directors [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares)										120,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Price per shares (in Dollars per share)											$ 10
Common stock, shares outstanding (in Shares)		4,759,642									4,759,642		4,759,642
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Stock dividend shares (in Shares)									1,437,500
Common stock, shares outstanding (in Shares)		7,187,500											7,187,500	7,187,500
Director nominee price per share (in Dollars per share)									$ 120
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares repurchased (in Shares)									30,000
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)						5,750,000
Price per shares (in Dollars per share)						$ 0.0001
Common stock, shares outstanding (in Shares)									7,187,500
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Price per shares (in Dollars per share)											$ 10
Common stock, shares outstanding (in Shares)		32,731,583									49,063,770		32,731,583
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Price per shares (in Dollars per share)				$ 0.0001											$ 10
Common stock equal or exceeds per share (in Dollars per share)													$ 12
Private placement warrant price (in Dollars per share)		$ 11.5											11.5
Initial Public Offering [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)				28,750,000
Price per shares (in Dollars per share)		10.1											$ 10.1
Issued and outstanding shares percentage						20.00%
Initial Public Offering [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares)													1,078,125
Initial Public Offering [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)				28,750,000
Private Placement Warrants [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)													11,125,000
Private placement warrant price (in Dollars per share)		1											$ 1
Generating gross proceeds													$ 11,100,000
Private Placement Warrants [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Related Party Transactions [Line Items]
Private placement warrant price (in Dollars per share)		$ 11.5											$ 11.5